Supplemental Information - Employee Compensation Costs (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	CAD 49,510	CAD 32,598
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	13,424	9,528
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	CAD 36,086	CAD 23,070